Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 29, 2012
Accounting Policies [Abstract]
Summary Of Components Of Available-For-Sale Securities
The following table summarizes the components of the balance of the Company's available-for-sale securities at December 29, 2012 and December 31, 2011 (in millions):

	December 29, 2012	December 31, 2011
Adjusted cost	$9	$9
Gross unrealized gains	32	30
Fair value	$41	$39

Schedule Of Inventories
Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 29, 2012	December 31, 2011
Finished goods	$416	$438
Work in process	50	54
Raw materials	144	132
	$610	$624

Schedule of Product Warranty Liability [Table Text Block]
Changes in the Company's product warranty liability during fiscal years 2012 and 2011 were as follows (in millions):

	2012	2011
Balance at beginning of period	$36	$25
Warranty expense recognized	5	15
Warranty credits issued	(3)	(4)
Balance at end of period	$38	$36

Schedule Of Computation Of Basic And Diluted Net Earnings Per Share
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2012, 2011 and 2010 (in millions, except per share amounts):

	2012	2011	2010
Numerator:
Net earnings	$752	$826	$907
Denominator:
Basic weighted average shares outstanding	313.3	324.3	328.2
Effect of dilutive securities:
Stock options	1.3	2.6	2.3
Restricted stock units	0.2	0.2	—
Diluted weighted average shares outstanding	314.8	327.1	330.5
Basic net earnings per share	$2.40	$2.55	$2.76
Diluted net earnings per share	$2.39	$2.52	$2.75